Business combination - Shenzhen Miaoyan (Details) - CNY (¥)			12 Months Ended
	May 30, 2022	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	¥ 119,000
Net outflow of cash and cash equivalents
Cash consideration	(1,000,000)
Other payables	300,000
Cash and cash equivalents	119,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	¥ (581,000)		¥ (642,000)	¥ (7,273,000)	¥ (69,951,000)
Pro forma revenue		¥ 1,113,000
Pro forma profit/(loss) after tax		¥ (1,223,000)
Shenzhen Miaoyan Aesthetic Medical Clinic
Business combination
Increase in equity interest	100.00%
Consideration paid	¥ 1,000,000
Goodwill	778,698
Assets and liabilities recognised as a result of the acquisition
Property, plant and equipment	2,832,000
Prepayments	430,000
Inventories	348,000
Trade receivables and other receivables	109,000
Cash and cash equivalents	119,000
Trade payables and other payables	(3,617,000)
Net identifiable assets acquired	221,000
Add: goodwill	778,698
Net assets acquired	1,000,000
Net outflow of cash and cash equivalents
Cash and cash equivalents	119,000
Revenue since acquisition	1,113,000
Net profit (loss) since acquisition	¥ 1,223,000